Premises And Equipment (Details) (USD $) In Thousands, unless otherwise specified							12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Land [Member]	Dec. 31, 2011 Land [Member]	Dec. 31, 2012 Building and Improvements [Member]	Dec. 31, 2011 Building and Improvements [Member]	Dec. 31, 2012 Building and Improvements [Member] Maximum [Member]	Dec. 31, 2012 Building and Improvements [Member] Minimum [Member]	Dec. 31, 2012 Equipment [Member]	Dec. 31, 2011 Equipment [Member]	Dec. 31, 2012 Equipment [Member] Maximum [Member]	Dec. 31, 2012 Equipment [Member] Minimum [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Gross	$ 144,814	$ 133,164	$ 29,383	$ 25,065	$ 76,892	$ 72,940			$ 38,539	$ 35,159
Less: accumulated depreciation	(72,086)	(68,552)
Property, Plant and Equipment, Net, Total	$ 72,728	$ 64,612
Estimated Useful Life							30 years	10 years			7 years	3 years